Label	Element	Value
Parent Net Investment, Changes, Increase (Decrease)	bhge_ParentNetInvestmentChangesIncreaseDecrease	$ 762,000,000
Contribution from Parent	bhge_ContributionfromParent	7,400,000,000
Stock Issued During Period, Value, Acquisitions	us-gaap_StockIssuedDuringPeriodValueAcquisitions	24,874,000,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	us-gaap_NoncontrollingInterestIncreaseFromSubsidiaryEquityIssuance	4,000,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	0
Stock Repurchased and Retired During Period, Value	us-gaap_StockRepurchasedAndRetiredDuringPeriodValue	501,000,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Acquisitions	us-gaap_StockIssuedDuringPeriodValueAcquisitions	24,798,000,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	37,000,000
Noncontrolling Interest, Period Increase (Decrease)	us-gaap_MinorityInterestPeriodIncreaseDecrease	(62,000,000)
Stock Repurchased and Retired During Period, Value	us-gaap_StockRepurchasedAndRetiredDuringPeriodValue	187,000,000
Noncontrolling Interest, Increase from Business Combination	us-gaap_NoncontrollingInterestIncreaseFromBusinessCombination	(1,850,000,000)
Noncontrolling Interest [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	4,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(334,000,000)
Stock Issued During Period, Value, Acquisitions	us-gaap_StockIssuedDuringPeriodValueAcquisitions	76,000,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	us-gaap_NoncontrollingInterestIncreaseFromSubsidiaryEquityIssuance	4,000,000
Noncontrolling Interest, Period Increase (Decrease)	us-gaap_MinorityInterestPeriodIncreaseDecrease	(133,000,000)
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	24,218,000,000
Stock Repurchased and Retired During Period, Value	us-gaap_StockRepurchasedAndRetiredDuringPeriodValue	314,000,000
Noncontrolling Interest, Increase from Business Combination	us-gaap_NoncontrollingInterestIncreaseFromBusinessCombination	616,000,000
Other Comprehensive Income (Loss), Net of Tax	us-gaap_OtherComprehensiveIncomeLossNetOfTax	3,000,000
Other Comprehensive Income (Loss), Net of Tax	us-gaap_OtherComprehensiveIncomeLossNetOfTax	77,000,000
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(103,000,000)
AOCI Attributable to Parent [Member]
Parent Net Investment, Changes, Increase (Decrease)	bhge_ParentNetInvestmentChangesIncreaseDecrease	(13,000,000)
Parent Net Investment [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	42,000,000
Parent Net Investment, Changes, Increase (Decrease)	bhge_ParentNetInvestmentChangesIncreaseDecrease	775,000,000
Contribution from Parent	bhge_ContributionfromParent	7,400,000,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	(24,218,000,000)
Special Dividend [Member]
Dividends, Common Stock, Cash	us-gaap_DividendsCommonStockCash	7,498,000,000
Special Dividend [Member] | Additional Paid-in Capital [Member]
Dividends, Common Stock, Cash	us-gaap_DividendsCommonStockCash	7,498,000,000
Cash Dividend [Member]
Dividends, Common Stock, Cash	us-gaap_DividendsCommonStockCash	406,000,000
Cash Dividend [Member] | Additional Paid-in Capital [Member]
Dividends, Common Stock, Cash	us-gaap_DividendsCommonStockCash	155,000,000
Cash Dividend [Member] | Noncontrolling Interest [Member]
Dividends, Common Stock, Cash	us-gaap_DividendsCommonStockCash	$ 251,000,000